PENSION - Plan Assets That Use Unobservable Inputs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning balance	$ 1,650	$ 1,617
Ending balance	1,466	1,650
Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning balance	1,383	0
Purchase of insurance contracts		1,422
Return on assets	(94)	(27)
Payments from insurance policy	(86)	(12)
Ending balance	$ 1,203	$ 1,383